Organization - Schedule of Company’s Principal Subsidiaries (Details)	6 Months Ended
Jun. 30, 2025
Finfront Holding Company (“Finfront”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Jul. 22, 2021
Place of incorporation	Cayman Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Oct. 22, 2021
Place of incorporation	Singapore
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of cloud mining services
Ethereal Tech US Corporation (“Ethereal US”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Dec. 15, 2021
Place of incorporation	United States
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of self-mining activities and mining equipment sales
Ethereal Tech ME Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Aug. 20, 2024
Place of incorporation	United Arab Emirates (“UAE”)
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of cloud mining services, miner hosting services and mining equipment sales
Finfront Tech Company [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Jun. 28, 2024
Place of incorporation	Cayman Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Cloudmap Tech Group Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Jun. 11, 2024
Place of incorporation	Hong Kong Special Administrative Region
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of self-mining activities
Uni-Titan LLC [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Feb. 19, 2025
Place of incorporation	United States
Percentage of direct or indirect ownership by the Company	51.00%
Principal activities	Provision of miner hosting services